Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	590,259,274
Proposed Maximum Offering Price per Unit	3.95
Maximum Aggregate Offering Price	$ 2,331,524,132.30
Fee Rate	0.01531%
Amount of Registration Fee	$ 356,956.34
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this prospectus shall also cover any additional shares of the Company’s common stock, par value $0.0001 (“Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

The 590,259,274 shares of Common Stock comprise: (i) 342,126,206 shares of Common Stock acquired by certain of the Selling Stockholders in a private investment public equity transaction (“PIPE Offering”); (ii) 133,100,773 shares of Common Stock underlying pre-funded warrants acquired by certain of the Selling Stockholders in the PIPE Offering with an exercise price of $0.0001 per share (“Pre-Funded Warrants”); (iii) 700,000 shares of Common Stock previously issued upon exercise of Pre-Funded Warrants, (iv) up to 100,000,000 shares of Common Stock issuable upon conversion of the convertible notes, (v) 3,135,207 shares of Common Stock offered pursuant to an exemption from the registration requirements of the Securities Act, pursuant to Section 4(a)(2) of the Securities Act and (iv) 11,897,088 shares of Common Stock issued to advisors of the Company pursuant to an exemption from the registration requirements of the pursuant to Section 4(a)(2) of the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(g) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock as reported on The Nasdaq Stock Market on September 11, 2025.